Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property And Equipment Tables
Property and Equipment
	June 30,	December 31,
	2018	2017

Machines and equipment	$240,295	$240,295
Office and computer equipment	166,873	156,860
Devices	81,060	89,704
Software	38,126	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	544,632	539,665
Accumulated depreciation	(484,845)	(479,296)
Net property and equipment	$59,787	$60,369

	2017	2016

Machines and equipment	$240,295	$240,295
Office and computer equipment	156,860	156,860
Devices	89,704	82,204
Software	34,528	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	539,665	532,165
Accumulated depreciation	(479,296)	(455,227)
Net property and equipment	$60,369	$76,938